Foreign Exchange Translation Gain/(Loss) (Details) R in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R) R / $	Jun. 30, 2021 ZAR (R) R / $	Jun. 30, 2020 ZAR (R) R / $	Jun. 30, 2022 ZAR_per_AUD	Jun. 30, 2021 ZAR_per_AUD
Disclosure of attribution of expenses by nature to their function [line items]
Closing rate	16.27	14.27	17.32	11.25	10.72
Average foreign exchange rate | R / $	15.21	15.40	15.66
Effect Of Exchange Rate Changes On Borrowings	R (411)	R 894	R (970)
Effect Of Exchange Rate Changes On Cash And Cash Equivalents and Other items	84	(224)	78
Foreign exchange translation gain/(loss)	R (327)	R 670	R (892)